Schedule of Investments PIMCO California Flexible Municipal Income Fund	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.3%
City of Woodland 4.400% due 09/01/2034 «(f)	$840	$799

Total Loan Participations and Assignments (Cost $800)		799

CORPORATE BONDS & NOTES 0.7%
INDUSTRIALS 0.7%
Toledo Hospital 5.325% due 11/15/2028	150	119
Tower Health 4.451% due 02/01/2050	425	191
Wild Rivers Water Park 8.500% due 11/01/2051	200	150

Total Corporate Bonds & Notes (Cost $509)		460

MUNICIPAL BONDS & NOTES 97.7%
ALABAMA 1.6%
Jefferson County, Alabama Sewer Revenue Bonds, (AGM Insured), Series 2013 0.000% due 10/01/2050 (d)	500	525
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	300	304
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019 4.500% due 05/01/2032	155	142

		971

CALIFORNIA 74.9%
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 0.000% due 10/01/2050 (d)	1,000	478
Bay Area Toll Authority, California Revenue Bonds, Series 2023 3.300% due 04/01/2055	2,000	2,000
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	250	236
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 07/01/2053	500	505
5.000% due 12/01/2053	500	504
5.000% due 02/01/2054	300	303
5.250% due 01/01/2054	600	599
California Community College Financing Authority Revenue Notes, Series 2016 5.000% due 06/01/2027	260	270
California Community Housing Agency Revenue Bonds, Series 2019 5.000% due 04/01/2049	1,000	796
California County Tobacco Securitization Agency Revenue Bonds, Series 2020
0.000% due 06/01/2055 (c)	1,500	222
5.000% due 06/01/2050	480	450
California County Tobacco Securitization Agency Revenue Notes, Series 2020 5.000% due 06/01/2029	310	325
California Health Facilities Financing Authority Revenue Bonds, Series 2016 4.000% due 08/15/2036	250	240
California Health Facilities Financing Authority Revenue Bonds, Series 2017 4.000% due 11/01/2038	500	485
California Health Facilities Financing Authority Revenue Bonds, Series 2019 5.000% due 10/01/2039	500	510
California Health Facilities Financing Authority Revenue Bonds, Series 2020 4.000% due 04/01/2036	250	237
California Health Facilities Financing Authority Revenue Bonds, Series 2021
3.000% due 08/15/2054	500	492
4.000% due 08/15/2040	500	472
California Health Facilities Financing Authority Revenue Bonds, Series 2022 5.000% due 03/01/2040	500	515
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 3.650% due 01/01/2050	645	641
California Infrastructure & Economic Development Bank Revenue Notes, Series 2017 5.000% due 10/01/2024	1,200	1,218
California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022 5.250% due 11/01/2036	200	217
California Municipal Finance Authority Revenue Bonds, Series 2017 5.000% due 06/01/2042	1,000	1,023

Schedule of Investments PIMCO California Flexible Municipal Income Fund (Cont.)	September 30, 2023 (Unaudited)

California Pollution Control Financing Authority Revenue Notes, Series 2019 6.750% due 12/01/2028 ^(b)	125	75
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	250	259
California Public Finance Authority Revenue Bonds, Series 2022
2.700% due 07/15/2062	1,060	1,060
4.000% due 07/15/2038	500	468
California State General Obligation Bonds, Series 2015 3.875% due 12/01/2030	500	492
California State General Obligation Bonds, Series 2019 4.000% due 10/01/2037	250	246
California State General Obligation Bonds, Series 2021 5.000% due 09/01/2041	1,000	1,055
California State General Obligation Bonds, Series 2023 5.250% due 09/01/2053	200	212
California State University Revenue Bonds, Series 2015 4.000% due 11/01/2043	500	463
California State University Revenue Bonds, Series 2023 5.000% due 11/01/2042	500	535
California Statewide Communities Development Authority Revenue Bonds, Series 2015 4.125% due 03/01/2034	485	468
California Statewide Communities Development Authority Revenue Bonds, Series 2016 5.250% due 12/01/2056	250	229
California Statewide Communities Development Authority Revenue Bonds, Series 2018 5.500% due 12/01/2058	300	285
Chino Valley Unified School District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2039 (c)	385	182
Clovis Unified School District, California General Obligation Bonds, Series 2022 5.250% due 08/01/2041	500	528
CMFA Special Finance Agency VII, California Revenue Bonds, Series 2021 4.000% due 08/01/2047	250	192
CMFA Special Finance Agency VIII, California Revenue Bonds, Series 2021 4.000% due 08/01/2047	240	185
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	400	304
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
2.650% due 12/01/2046	250	176
3.400% due 10/01/2046	445	324
3.500% due 10/01/2046	800	570
4.000% due 02/01/2057	250	166
Department of Veterans Affairs Veteran's Farm & Home Purchase Program, California Revenue Bonds, Series 2022 4.950% due 12/01/2046	250	251
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2022 5.000% due 06/01/2036	1,000	1,111
Elk Grove Finance Authority, California Special Tax Bonds, Series 2016 5.000% due 09/01/2046	500	463
Firebaugh, California Revenue Bonds, Series 2019 4.000% due 08/01/2039	250	198
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 1995 0.000% due 01/01/2028 (c)	500	430
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2021 4.000% due 01/15/2046	1,000	895
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	5,000	434
3.850% due 06/01/2050	450	409
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	500	508
Grossmont Union High School District, California General Obligation Bonds, Series 2021 0.000% due 08/01/2044 (c)	2,000	658
Indio Finance Authority, California Revenue Bonds, (BAM Insured), Series 2022 4.500% due 11/01/2052	250	240
Irvine Facilities Financing Authority, California Special Tax Bonds, (Bam Insured), Series 2023 0.000% due 09/01/2049 (c)	1,300	322
Irvine Ranch Water District, California Special Assessment Bonds, Series 2009 2.300% due 10/01/2041	600	600
Long Beach Bond Finance Authority, California General Obligation Bonds, Series 2023 4.000% due 08/01/2050	500	453
Long Beach Unified School District, California General Obligation Bonds, Series 2015 0.000% due 08/01/2037 (c)	500	255
Los Angeles Department of Airports, California Revenue Bonds, Series 2018 5.000% due 05/15/2030	500	522
Los Angeles Department of Airports, California Revenue Bonds, Series 2020
5.000% due 05/15/2037	250	268
5.000% due 05/15/2038	1,000	1,023
Los Angeles Department of Airports, California Revenue Bonds, Series 2022 4.000% due 05/15/2041	500	454
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2017 5.000% due 07/01/2047	1,000	1,016
Los Angeles Department of Water & Power, California Revenue Notes, Series 2023 5.000% due 07/01/2029	500	546
Los Angeles Department of Water, California Revenue Bonds, Series 2019 3.000% due 07/01/2045	1,000	1,000
Los Angeles Unified School District, California General Obligation Bonds, Series 2022 5.000% due 07/01/2041	500	535
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	330	374

Schedule of Investments PIMCO California Flexible Municipal Income Fund (Cont.)	September 30, 2023 (Unaudited)

Menifee Union School District, California General Obligation Bonds, Series 2023 4.000% due 08/01/2046	500	460
Metropolitan Water District of Southern California Revenue Bonds, Series 2022
5.000% due 07/01/2034	150	169
5.000% due 10/01/2034	1,000	1,131
New Haven Unified School District, California General Obligation Bonds, (AGC Insured), Series 2008 0.000% due 08/01/2030 (c)	200	149
Ontario International Airport Authority, California Revenue Bonds, (AGM Insured), Series 2021 4.000% due 05/15/2051	600	533
Orange County, California Community Facilities District Special Tax Bonds, Series 2022 5.000% due 08/15/2047	250	238
Peralta Community College District, California General Obligation Bonds, Series 2016 4.000% due 08/01/2039	250	229
Rio Hondo Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2046 (c)	1,000	293
River Islands Public Financing Authority, California Special Tax, (AGM Insured), Series 2022 5.000% due 09/01/2029	250	268
River Islands Public Financing Authority, California Special Tax, Series 2022 5.750% due 09/01/2052	250	231
Riverside, California Water Revenue Bonds, Series 2022 5.000% due 10/01/2047	750	780
Sacramento County, California Special Tax Bonds, Series 2022
5.000% due 09/01/2036	270	267
5.000% due 09/01/2047	100	90
Salinas Union High School District, California Certificates of Participation Bonds, (AGM Insured), Series 2022 4.375% due 06/01/2047	1,000	959
Salinas Union High School District, California General Obligation Bonds, Series 2022 5.000% due 08/01/2039	250	269
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021 4.000% due 07/01/2046	500	427
San Francisco County, California Transportation Authority Sales Tax Revenue Notes, Series 2017 4.000% due 02/01/2024	200	200
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2014 5.000% due 05/01/2044	500	493
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019 5.000% due 05/01/2049	250	248
San Francisco, California City & County Certificates of Participation Bonds, Series 2017 4.000% due 04/01/2036	1,000	947
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2020 5.000% due 11/01/2050	200	206
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2023 4.000% due 11/01/2039	300	293
San Jose Financing Authority, California Revenue Bonds, Series 2022 5.000% due 11/01/2047	1,000	1,058
San Rafael City Elementary School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2047	250	228
Sanger Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2022 5.000% due 06/01/2049	1,000	1,007
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (c)	2,015	259
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 5.000% due 06/01/2034	250	263
University of California Revenue Bonds, Series 2013 3.200% due 05/15/2048	500	500

		46,372

COLORADO 0.8%
Colorado International Center Metropolitan District No 7 General Obligation Bonds, Series 2021 0.000% due 12/01/2051 (d)	500	260
Dominion Water & Sanitation District, Colorado Revenue Notes, Series 2022 5.250% due 12/01/2032	250	241

		501

FLORIDA 0.8%
Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2023 4.850% due 05/01/2038	500	483

GEORGIA 0.5%
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2023 5.000% due 12/01/2053	300	304

IDAHO 0.3%
Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021 3.750% due 09/01/2051	250	180

INDIANA 0.3%
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	290	211

Schedule of Investments PIMCO California Flexible Municipal Income Fund (Cont.)	September 30, 2023 (Unaudited)

IOWA 0.4%
Iowa Finance Authority Revenue Bonds, Series 2022 8.000% due 01/01/2042	250	223

MICHIGAN 0.5%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	250	176
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2046 (c)	1,500	152

		328

NEVADA 1.0%
Nevada Department of Business & Industry State Revenue Bonds, Series 2020 8.125% due 01/01/2050	500	500
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (c)	1,000	109

		609

NEW HAMPSHIRE 0.8%
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 4.817% due 12/20/2036	497	464

NEW YORK 1.1%
Build NYC Resource Corp., New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	100	83
Build NYC Resource Corp., New York Revenue Notes, Series 2022 5.000% due 06/01/2032	200	200
Freddie Mac Multifamily Variable Rate Certificate, New York Revenue Bonds, Series 2022 2.875% due 07/25/2036 (f)	490	402

		685

OHIO 0.6%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020 5.000% due 06/01/2055	150	129
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	300	253

		382

PUERTO RICO 9.7%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	474	247
0.000% due 11/01/2051	3,197	1,459
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021 0.000% due 07/01/2033 (c)	500	295
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040	1,174	951
Puerto Rico Electric Power Authority Revenue Bonds, Series 2010 5.250% due 07/01/2040 ^(b)	500	126
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2022 0.000% due 07/01/2053 (d)	1,595	991
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	5,000	1,295
0.000% due 07/01/2051 (c)	3,500	653

		6,017

SOUTH CAROLINA 0.2%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2023 7.750% due 11/15/2058	150	144

TEXAS 2.3%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021 7.500% due 12/01/2045	250	158
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023 12.000% due 06/01/2043	300	292
Dallas Housing Finance Corp., Texas Revenue Bonds, Series 2022 6.000% due 12/01/2062	250	241
Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048 (a)	400	406
5.000% due 10/15/2058 (a)	300	308

		1,405

VIRGINIA 0.5%
Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021 3.750% due 03/01/2036	360	329

Schedule of Investments PIMCO California Flexible Municipal Income Fund (Cont.)	September 30, 2023 (Unaudited)

WEST VIRGINIA 1.0%
Montgomery County, West Virginia Tax Allocation, Series 2023 6.000% due 06/01/2053	500	513
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (c)	1,250	98

		611

WISCONSIN 0.4%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
6.500% due 09/01/2036	30	26
6.500% due 06/01/2045	125	103
Public Finance Authority, Wisconsin Revenue Notes, Series 2023 0.000% due 09/01/2029 (c)	200	126

		255

Total Municipal Bonds & Notes (Cost $62,353)		60,474

	SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
JPMorgan Chase & Co. 3.650% due 06/01/2026 •(e)	125,000	109

Total Preferred Securities (Cost $114)		109

Total Investments in Securities (Cost $63,776)		61,842

Total Investments 99.9% (Cost $63,776)		$61,842
Other Assets and Liabilities, net 0.1%		55

Net Assets Applicable to Common Shareholders 100.0%		$61,897

Schedule of Investments PIMCO California Flexible Municipal Income Fund (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

City of Woodland	4.400%	09/01/2034	07/26/2023	$800	$799	1.29%
Freddie Mac Multifamily Variable Rate Certificate, New York Revenue Bonds, Series 2022	2.875	08/15/2038	11/17/2022	427	402	0.65

$1,227	$1,201	1.94%

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$799	$799
Corporate Bonds & Notes
Industrials	0	460	0	460
Municipal Bonds & Notes
Alabama	0	971	0	971
California	0	46,372	0	46,372
Colorado	0	501	0	501
Florida	0	483	0	483
Georgia	0	304	0	304
Idaho	0	180	0	180
Indiana	0	211	0	211
Iowa	0	223	0	223
Michigan	0	328	0	328
Nevada	0	609	0	609
New Hampshire	0	464	0	464
New York	0	685	0	685
Ohio	0	382	0	382
Puerto Rico	0	6,017	0	6,017
South Carolina	0	144	0	144
Texas	0	1,405	0	1,405
Virginia	0	329	0	329
West Virginia	0	611	0	611
Wisconsin	0	255	0	255
Preferred Securities
Banking & Finance	0	109	0	109

Total Investments	$0	$61,043	$799	$61,842

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2023:
Category and Subcategory	Beginning Balance at 12/31/2022	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2023 (1)

Investments in Securities, at Value

Schedule of Investments PIMCO California Flexible Municipal Income Fund (Cont.)	September 30, 2023 (Unaudited)

Loan Participations and Assignments	$0	$856	$(57)	$1	$0	$(1)	$0	$0	$799	$(1)
Corporate Bonds & Notes
Industrials	169	0	0	0	0	(20)	0	(149)	0	0

Totals	$169	$856	$(57)	$1	$0	$(21)	$0	$(149)	$799	$(1)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 09/30/2023	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$799	Discounted Cash Flow			Discount Rate			5.321	—

Total		$799

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments, and in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2023, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	AGM	Assured Guaranty Municipal	BAM	Build America Mutual Assurance

Other Abbreviations:
TBA	To-Be-Announced